UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03639
Morgan Stanley Mid-Cap Growth Fund
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2011
Date of reporting period: March 31, 2011

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Mid Cap Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended March 31, 2011

Total Return for the 6 Months ended March 31, 2011

Russell
				Midcap®	Lipper Mid-
				Growth	Cap Growth
Class A	Class B	Class C	Class I	Index[1]	Funds Index[2]
20.68%	20.24%	20.22%	20.82%	22.97%	22.60%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six-month review period ended March 31, 2011, the stock market was supported by evidence of global economic recovery, as well as by assurance from the Federal Reserve that it would continue to provide liquidity (through a second round of Treasury bond buying, announced in November of 2010). The market turned more volatile in the second half of the period with escalating political tensions spreading in the Middle East and the earthquake and tsunami in Japan.

While events in places such as the Middle East and Japan may have a short-term effect on specific companies we own in the portfolio, there were none that changed our thesis for any of these names and we did not eliminate any positions in response. We have had very little turnover in the portfolio in 2011 to date, as our ongoing work reaffirms our assessment of quality and competitive advantage in the names we own.

Performance Analysis

All share classes of Morgan Stanley Mid Cap Growth Fund underperformed the Russell Midcap® Growth Index (the “Index”) and the Lipper Mid-Cap Growth Funds Index for the six months ended March 31, 2011, assuming no deduction of applicable sales charges.

During the six-month period, the Fund’s underperformance relative to the Index was attributable mainly to the producer durables and energy sectors. The majority of the Fund’s holdings in the producer durables sector performed well, but the Fund had no exposure to many of the stronger performing stocks represented in the Index.

The energy sector was the Index’s best-performing sector during the period, but the Fund was less exposed to those gains because of its relative underweight there. Additionally, although none of the Fund’s energy holdings had negative performance during the period, a lack of exposure to the coal and oil well equipment and services industries was particularly detrimental to relative performance.

However, the health care and materials and processing sectors fared better. Stock selection and an underweight in health care were advantageous to performance. Here, medical equipment stocks were standouts. In the materials and processing sector, performance was led by positions in the diversified metals and minerals industry.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 03/31/11
Edenred (France)	3.7%
Motorola Solutions, Inc.	3.6
Illumina, Inc.	3.0
NetFlix, Inc.	2.8
Priceline.com, Inc.	2.7
Intuitive Surgical, Inc.	2.5
Molycorp, Inc.	2.2
Ctrip.com International Ltd., (ADR) (Cayman Islands)	2.2
Intertek Group PLC (United Kingdom)	2.1
Ultra Petroleum Corp. (Canada)	2.1

TOP FIVE INDUSTRIES as of 03/31/11
Software	10.3%
Commercial Services & Supplies	6.3
Hotels, Restaurants & Leisure	5.9
Diversified Financial Services	5.5
Internet & Catalog Retail	5.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) and other equity securities of medium capitalization companies. The Fund’s other equity securities may include convertible securities and preferred stocks. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisers Inc., seeks to invest primarily in high quality, established and emerging companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on

Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2011

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 04/29/83)		(since 07/28/97)		(since 07/28/97)
Symbol	DGRAX		DGRBX		DGRCX		DGRDX
1 Year	34.72%[3]		33.69%[3]		33.71%[3]		35.05%[3]
	27.64	[4]	28.69	[4]	32.71	[4]	—
5 Years	8.00	[3]	7.19	[3]	7.19	[3]	8.26	[3]
	6.84	[4]	6.88	[4]	7.19	[4]	—
10 Years	8.83	[3]	8.16	[3]	8.01	[3]	9.08	[3]
	8.24	[4]	8.16	[4]	8.01	[4]	—
Since Inception	8.51	[3]	8.67	[3]	7.70	[3]	8.76	[3]
	8.09	[4]	8.67	[4]	7.70	[4]	—
Gross Expense Ratio	1.04		1.79		1.79		0.79

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Mid-Cap Growth Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/10 – 03/31/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			10/01/10 –
	10/01/10	03/31/11	03/31/11
Class A
Actual (20.68% return)	$1,000.00	$1,206.80	$5.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.19	$4.78
Class B
Actual (20.24% return)	$1,000.00	$1,202.40	$9.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55
Class C
Actual (20.22% return)	$1,000.00	$1,202.20	$9.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55
Class I
Actual (20.82% return)	$1,000.00	$1,208.20	$3.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53

@	Expenses are equal to the Fund’s annualized expense ratios of 0.95%, 1.70%, 1.70% and 0.70% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments - March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.1%)
	Air Freight & Logistics (3.0%)
65,070	C.H. Robinson Worldwide, Inc.	$4,823,639
138,494	Expeditors International of Washington, Inc.	6,944,089

		11,767,728

	Biotechnology (0.7%)
138,620	Ironwood Pharmaceuticals, Inc. (a) (b)	1,940,680
69,677	Ironwood Pharmaceuticals, Inc. (a)	975,478

		2,916,158

	Capital Markets (1.1%)
64,995	Greenhill & Co., Inc.	4,276,021

	Chemicals (4.2%)
176,964	Intrepid Potash, Inc. (a)	6,161,887
174,930	Nalco Holding Co.	4,777,338
114,011	Rockwood Holdings, Inc. (a)	5,611,621

		16,550,846

	Commercial Services & Supplies (6.3%)
276,234	Covanta Holding Corp.	4,718,077
484,866	Edenred (France) (a)	14,632,836
62,911	Stericycle, Inc. (a)	5,578,318

		24,929,231

	Communications Equipment (3.6%)
321,928	Motorola Solutions, Inc. (a)	14,386,962

	Construction Materials (1.2%)
53,798	Martin Marietta Materials, Inc.	4,824,067

	Diversified Consumer Services (1.1%)
44,407	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	4,443,809

	Diversified Financial Services (5.5%)
40,260	IntercontinentalExchange, Inc. (a)	4,973,720
187,065	Leucadia National Corp.	7,022,420
55,562	Moody’s Corp.	1,884,107
218,447	MSCI, Inc. (Class A) (a)	8,043,219

		21,923,466

	Food Products (1.9%)
131,945	Mead Johnson Nutrition Co.	7,643,574

	Health Care Equipment & Supplies (5.3%)
98,237	Gen-Probe, Inc. (a)	6,518,025
62,787	IDEXX Laboratories, Inc. (a)	4,848,412
29,174	Intuitive Surgical, Inc. (a)	9,728,362

		21,094,799

	Hotels, Restaurants & Leisure (5.9%)
77,117	Betfair Group PLC (United Kingdom) (a)	1,206,190
26,454	Chipotle Mexican Grill, Inc. (a)	7,205,276
210,561	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	8,736,176
47,596	Wynn Resorts Ltd.	6,056,591

		23,204,233

	Household Durables (1.6%)
198,184	Gafisa SA (ADR) (Brazil)	2,544,683
5,047	NVR, Inc. (a)	3,815,532

		6,360,215

	Information Technology Services (3.7%)
155,757	Gartner, Inc. (a)	6,490,394
164,340	Teradata Corp. (a)	8,332,038

		14,822,432

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments - March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Internet & Catalog Retail (5.5%)
46,905	NetFlix, Inc. (a)	$11,131,964
21,139	Priceline.com, Inc. (a)	10,705,635

		21,837,599

	Internet Software & Services (2.8%)
106,200	Akamai Technologies, Inc. (a)	4,035,600
1,906,400	Alibaba.com Ltd. (Cayman Islands) (c)	3,269,424
81,510	Youku.com, Inc. (ADR) (Cayman Islands) (a)	3,872,540

		11,177,564

	Life Sciences Tools & Services (4.3%)
168,844	Illumina, Inc. (a)	11,830,899
71,577	Techne Corp.	5,124,913

		16,955,812

	Machinery (1.9%)
62,292	Schindler Holding AG (Switzerland)	7,487,247

	Media (4.0%)
264,313	Groupe Aeroplan, Inc. (Canada)	3,579,608
93,379	Morningstar, Inc.	5,451,466
126,481	Naspers Ltd. (Class N) (South Africa)	6,805,482

		15,836,556

	Metals & Mining (3.1%)
1,407,785	Lynas Corp. Ltd. (Australia) (a)	3,276,323
147,481	Molycorp, Inc. (a)	8,851,810

		12,128,133

	Multiline Retail (1.3%)
94,836	Dollar Tree, Inc. (a)	5,265,295

	Oil, Gas & Consumable Fuels (3.8%)
113,656	Range Resources Corp.	6,644,330
171,829	Ultra Petroleum Corp. (Canada) (a)	8,462,578

		15,106,908

	Personal Products (1.4%)
189,816	Natura Cosmeticos SA (Brazil)	5,346,913

	Pharmaceuticals (1.2%)
91,022	Valeant Pharmaceuticals International, Inc. (Canada)	4,533,806

	Professional Services (5.5%)
64,392	IHS, Inc. (Class A) (a)	5,714,790
259,852	Intertek Group PLC (United Kingdom)	8,478,872
232,891	Verisk Analytics, Inc. (Class A) (a)	7,629,509

		21,823,171

	Semiconductors & Semiconductor Equipment (2.9%)
211,945	ARM Holdings PLC (ADR) (United Kingdom)	5,970,491
23,297	First Solar, Inc. (a)	3,747,089
83,583	NVIDIA Corp. (a)	1,542,942

		11,260,522

	Software (10.3%)
112,554	Autodesk, Inc. (a)	4,964,757
47,442	Citrix Systems, Inc. (a)	3,485,089
58,480	Factset Research Systems, Inc.	6,124,610
142,958	Red Hat, Inc. (a)	6,488,864
67,009	Rovi Corp. (a)	3,595,033
60,355	Salesforce.com, Inc. (a)	8,062,221
155,749	Solera Holdings, Inc.	7,958,774

		40,679,348

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments - March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Textiles, Apparel & Luxury Goods (1.4%)
62,552	Lululemon Athletica, Inc. (a)	$5,570,256

	Trading Companies & Distributors (1.3%)
78,986	Fastenal Co.	5,120,662

	Wireless Telecommunication Services (1.3%)
52,643	Millicom International Cellular SA (Luxembourg)	5,062,677

	Total Common Stocks (Cost $271,566,456)	384,336,010

	Convertible Preferred Stocks (1.1%)
	Alternative Energy (0.4%)
515,519	Better Place, Inc. (a)(d)(e)	1,546,557

	Consumer Discretionary (0.7%)
93,188	Groupon, Inc. (Series G) (a)(d)(e)	2,943,809

	Total Convertible Preferred Stocks (Cost $4,490,366)	4,490,366

	Preferred Stocks (0.7%)
	Consumer Discretionary
102,735	Zynga, Inc. (Cost $2,882,562) (a)(d)(e)	2,882,562

NUMBER OF
SHARES (000)		VALUE
	Short-Term Investment (0.9%)
	Investment Company
3,559	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 5) (Cost $3,559,204)	$3,559,204

Total Investments (Cost $282,498,588) (f)	99.8%	395,268,142
Other Assets in Excess of Liabilities	0.2	611,429

Net Assets	100.0%	$395,879,571

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Super voting rights at a ratio of 10:1.
(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)	At March 31, 2011, the Fund held fair valued securities valued at $7,372,928, representing 1.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $119,715,081 and the aggregate gross unrealized depreciation is $6,945,527 resulting in net unrealized appreciation of $112,769,554.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Summary of Investments - March 31, 2011 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Software	$40,679,348	10.3%
Commercial Services & Supplies	24,929,231	6.3
Hotels, Restaurants & Leisure	23,204,233	5.9
Diversified Financial Services	21,923,466	5.5
Internet & Catalog Retail	21,837,599	5.5
Professional Services	21,823,171	5.5
Health Care Equipment & Supplies	21,094,799	5.3
Life Sciences Tools & Services	16,955,812	4.3
Chemicals	16,550,846	4.2
Media	15,836,556	4.0
Oil, Gas & Consumable Fuels	15,106,908	3.8
Information Technology Services	14,822,432	3.8
Communications Equipment	14,386,962	3.6
Metals & Mining	12,128,133	3.1
Air Freight & Logistics	11,767,728	3.0
Semiconductors & Semiconductor Equipment	11,260,522	2.9
Internet Software & Services	11,177,564	2.8
Food Products	7,643,574	1.9
Machinery	7,487,247	1.9
Household Durables	6,360,215	1.6
Consumer Discretionary	5,826,371	1.5
Textiles, Apparel & Luxury Goods	5,570,256	1.4
Personal Products	5,346,913	1.4
Multiline Retail	5,265,295	1.3
Trading Companies & Distributors	5,120,662	1.3
Wireless Telecommunication Services	5,062,677	1.3
Construction Materials	4,824,067	1.2
Pharmaceuticals	4,533,806	1.2
Diversified Consumer Services	4,443,809	1.1
Capital Markets	4,276,021	1.1
Investment Company	3,559,204	0.9
Biotechnology	2,916,158	0.7
Alternative Energy	1,546,557	0.4

	$395,268,142	100.0%

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Statements

Statement of Assets and Liabilities
March 31, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $278,939,384)	$391,708,938
Investment in affiliate, at value (cost $3,559,204)	3,559,204
Cash (including foreign currency valued at $28,959 with a cost of $28,967)	28,959
Receivable for:
Shares of beneficial interest sold	1,381,144
Investments sold	946,541
Dividends	197,851
Foreign withholding taxes reclaimed	40,692
Dividends from affiliate	257
Prepaid expenses and other assets	34,608

Total Assets	397,898,194

Liabilities:
Payable for:
Investments purchased	804,719
Shares of beneficial interest redeemed	737,213
Investment advisory fee	137,083
Distribution fee	107,455
Transfer agent fee	57,037
Administration fee	26,279
Accrued expenses and other payables	148,837

Total Liabilities	2,018,623

Net Assets	$395,879,571

Composition of Net Assets:
Paid-in-capital	$299,489,079
Net unrealized appreciation	112,771,276
Accumulated net investment loss	(480,407)
Accumulated net realized loss	(15,900,377)

Net Assets	$395,879,571

Class A Shares:
Net Assets	$349,242,916
Shares Outstanding (unlimited shares authorized, $.01 par value)	9,606,361
Net Asset Value Per Share	$36.36

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$38.37

Class B Shares:
Net Assets	$16,774,100
Shares Outstanding (unlimited shares authorized, $.01 par value)	529,666
Net Asset Value Per Share	$31.67

Class C Shares:
Net Assets	$25,841,861
Shares Outstanding (unlimited shares authorized, $.01 par value)	812,496
Net Asset Value Per Share	$31.81

Class I Shares:
Net Assets	$4,020,694
Shares Outstanding (unlimited shares authorized, $.01 par value)	106,264
Net Asset Value Per Share	$37.84

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Statements continued

Statement of Operations
For the six months ended March 31, 2011 (unaudited)

Net Investment Loss:
Income
Dividends (net of $41,116 foreign withholding tax)	$1,889,433
Dividends from affiliate	14,712

Total Income	1,904,145

Expenses
Investment advisory fee	820,758
Distribution fee (Class A shares)	436,026
Distribution fee (Class B shares)	84,222
Distribution fee (Class C shares)	110,448
Transfer agent fees and expenses	226,695
Administration fee	156,335
Professional fees	44,004
Shareholder reports and notices	40,141
Registration fees	32,724
Custodian fees	29,207
Trustees’ fees and expenses	4,429
Other	13,355

Total Expenses	1,998,344

Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(9,310)

Net Expenses	1,989,034

Net Investment Loss	(84,889)

Realized and Unrealized Gain:
Realized Gain on:
Investments	17,052,468
Foreign currency translation	238,112

Net Realized Gain	17,290,580

Change in Unrealized Appreciation/Depreciation on:
Investments	54,776,755
Foreign currency translation	1,707

Net Change in Unrealized Appreciation/Depreciation	54,778,462

Net Gain	72,069,042

Net Increase	$71,984,153

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MARCH 31, 2011	SEPTEMBER 30, 2010
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(84,889)	$(194,731)
Net realized gain	17,290,580	9,765,966
Net change in unrealized appreciation/depreciation	54,778,462	53,865,109

Net Increase	71,984,153	63,436,344

Net increase (decrease) from transactions in shares of beneficial interest	(32,420,641)	25,872,709

Net Increase	39,563,512	89,309,053
Net Assets:
Beginning of period	356,316,059	267,007,006

End of Period (Including accumulated net investment loss of $480,407 and $395,518, respectively)	$395,879,571	$356,316,059

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2011 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Mid Cap Growth Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2011 (unaudited) continued

(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2011 (unaudited) continued

no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended September 30, 2010 remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
2. Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2011 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Freight & Logistics	$11,767,728	$11,767,728	—	—
Biotechnology	2,916,158	2,916,158	—	—
Capital Markets	4,276,021	4,276,021	—	—
Chemicals	16,550,846	16,550,846	—	—
Commercial Services & Supplies	24,929,231	24,929,231	—	—
Communications Equipment	14,386,962	14,386,962	—	—
Construction Materials	4,824,067	4,824,067	—	—
Diversified Consumer Services	4,443,809	4,443,809	—	—
Diversified Financial Services	21,923,466	21,923,466	—	—
Food Products	7,643,574	7,643,574	—	—
Health Care Equipment & Supplies	21,094,799	21,094,799	—	—
Hotels, Restaurants & Leisure	23,204,233	23,204,233	—	—
Household Durables	6,360,215	6,360,215	—	—
Information Technology Services	14,822,432	14,822,432	—	—
Internet & Catalog Retail	21,837,599	21,837,599	—	—
Internet Software & Services	11,177,564	11,177,564	—	—
Life Sciences Tools & Services	16,955,812	16,955,812	—	—
Machinery	7,487,247	7,487,247	—	—
Media	15,836,556	15,836,556	—	—
Metals & Mining	12,128,133	12,128,133	—	—
Multiline Retail	5,265,295	5,265,295	—	—
Oil, Gas & Consumable Fuels	15,106,908	15,106,908	—	—
Personal Products	5,346,913	5,346,913	—	—
Pharmaceuticals	4,533,806	4,533,806	—	—
Professional Services	21,823,171	21,823,171	—	—
Semiconductors & Semiconductor Equipment	11,260,522	11,260,522	—	—
Software	40,679,348	40,679,348	—	—
Textiles, Apparel & Luxury Goods	5,570,256	5,570,256	—	—
Trading Companies & Distributors	5,120,662	5,120,662	—	—
Wireless Telecommunication Services	5,062,677	5,062,677	—	—

Total Common Stocks	384,336,010	384,336,010	—	—

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2011 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Convertible Preferred Stocks	$4,490,366	—	—	$4,490,366
Preferred Stocks	2,882,562	—	—	2,882,562
Short-Term Investment – Investment Company	3,559,204	$3,559,204	—	—

Total	$395,268,142	$387,895,214	—	$7,372,928

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$1,546,557
Net purchases (sales)	5,826,371
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$7,372,928

Net change in unrealized appreciation/depreciation from Investments still held as of March 31, 2011	—

3. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; and 0.395% to the portion of the daily net assets exceeding $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2011 (unaudited) continued

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
4. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $31,052,663 at March 31, 2011.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2011, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2011, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $471, $3,883 and $1,571, respectively and received $155,201 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
5. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2011 (unaudited) continued

advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended March 31, 2011, advisory fees paid were reduced by $9,310 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $14,712 for the six months ended March 31, 2011. During the six months ended March 31, 2011, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $53,945,660 and $87,706,612, respectively.

For the six months ended March 31, 2011, the Fund incurred brokerage commissions of $238 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended March 31, 2011, the Fund incurred brokerage commissions of $1,929 with Citigroup, Inc., and its affiliated broker/dealers which may be deemed to be affiliates of the Investment Adviser, Administrator and Distributor under Section 17 of the 1940 Act, for portfolio transactions executed on behalf of the Fund.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2011 aggregated $98,419,591 and $104,654,390, respectively. Included in the aforementioned transactions are purchases and sales of $2,051,276 and $9,410,116, respectively, with other Morgan Stanley funds, resulting in net realized losses of $1,477,568.

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At March 31, 2011, the Fund had an accrued pension liability of $60,966, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2011 (unaudited) continued

return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
6. Shares of Beneficial Interest+
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	MARCH 31, 2011		SEPTEMBER 30, 2010
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,107,205	$37,038,323	2,810,940	$78,334,996
Conversion from Class B	75,875	2,550,756	46,614	1,234,515
Redeemed	(2,175,156)	(73,952,037)	(1,685,973)	(44,330,032)

Net increase (decrease) – Class A	(992,076)	(34,362,958)	1,171,581	35,239,479

CLASS B SHARES
Sold	52,765	1,531,539	38,252	883,012
Conversion to Class A	(86,948)	(2,550,756)	(53,118)	(1,234,515)
Redeemed	(55,474)	(1,624,478)	(375,353)	(8,647,301)

Net decrease – Class B	(89,657)	(2,643,695)	(390,219)	(8,998,804)

CLASS C SHARES
Sold	202,241	5,896,364	100,864	2,374,794
Redeemed	(73,501)	(2,168,366)	(132,859)	(3,058,243)

Net increase (decrease) – Class C	128,740	3,727,998	(31,995)	(683,449)

CLASS I SHARES
Sold	38,639	1,365,033	21,025	580,998
Redeemed	(15,042)	(507,019)	(9,769)	(265,515)

Net increase – Class I	23,597	858,014	11,256	315,483

Net increase (decrease) in Fund	(929,396)	$(32,420,641)	760,623	$25,872,709

+ On March 31, 2011, the Fund suspended offering its shares to new investors. The Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to new investors in the future.
7. Expense Offset
The Fund has entered into an arrangement with State Street Bank and Trust Company, (the “Custodian”), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

Morgan Stanley Mid Cap Growth Fund
Notes to Financial Statements - March 31, 2011 (unaudited) continued

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2010, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales and tax adjustments on convertible preferred stock.
9. Accounting Pronouncement
On January 21, 2010, FASB issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which the Fund has adopted and made the required disclosures in the Fair Valuation Measurements footnote. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

Morgan Stanley Mid Cap Growth Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$30.13		$24.22		$23.78		$35.96		$27.00		$25.18

Income (loss) from investment operations:
Net investment income (loss)(1)	0.00	(2)	0.01		(0.06)		(0.05)		0.05		(0.03)
Net realized and unrealized gain (loss)	6.23		5.90		1.83		(9.46)		8.91		1.85

Total income (loss) from investment operations	6.23		5.91		1.77		(9.51)		8.96		1.82

Less distributions from net realized gain	—		—		(1.33)		(2.67)		—		—

Net asset value, end of period	$36.36		$30.13		$24.22		$23.78		$35.96		$27.00

Total Return(3)	20.68	%(7)	24.40%		10.94%		(28.53)%		33.19%		7.23%
Ratios to Average Net Assets(4):
Total expenses	0.95	%(5)(8)	1.04	%(5)	1.17	%(5)	0.99	%(5)	1.01	%(5)	1.04%
Net investment income (loss)	0.02	%(5)(8)	0.02	%(5)	(0.34	)%(5)	(0.17	)%(5)	0.15	%(5)	(0.12)%
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$349,243		$319,321		$228,332		$232,192		$295,694		$256,512
Portfolio turnover rate	26	%(7)	46%		27%		59%		72%		59%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$26.34		$21.34		$21.33		$32.76		$24.78		$23.29

Income (loss) from investment operations:
Net investment loss(1)	(0.10)		(0.17)		(0.17)		(0.25)		(0.17)		(0.22)
Net realized and unrealized gain (loss)	5.43		5.17		1.51		(8.51)		8.15		1.71

Total income (loss) from investment operations	5.33		5.00		1.34		(8.76)		7.98		1.49

Less distributions from net realized gain	—		—		(1.33)		(2.67)		—		—

Net asset value, end of period	$31.67		$26.34		$21.34		$21.33		$32.76		$24.78

Total Return(2)	20.24	%(6)	23.43%		10.12%		(29.08)%		32.24%		6.40%
Ratios to Average Net Assets(3):
Total expenses	1.70	%(4)(7)	1.79	%(4)	1.92	%(4)	1.75	%(4)	1.77	%(4)	1.80%
Net investment loss	(0.73	)%(4)(7)	(0.73	)%(4)	(1.09	)%(4)	(0.93	)%(4)	(0.61	)%(4)	(0.88)%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$16,774		$16,315		$21,541		$33,659		$126,446		$135,254
Portfolio turnover rate	26	%(6)	46%		27%		59%		72%		59%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$26.46		$21.43		$21.41		$32.88		$24.87		$23.37

Income (loss) from investment operations:
Net investment loss(1)	(0.11)		(0.17)		(0.17)		(0.25)		(0.17)		(0.22)
Net realized and unrealized gain (loss)	5.46		5.20		1.52		(8.55)		8.18		1.72

Total income (loss) from investment operations	5.35		5.03		1.35		(8.80)		8.01		1.50

Less distributions from net realized gain	—		—		(1.33)		(2.67)		—		—

Net asset value, end of period	$31.81		$26.46		$21.43		$21.41		$32.88		$24.87

Total Return(2)	20.22	%(6)	23.47%		10.12%		(29.08)%		32.21%		6.42%
Ratios to Average Net Assets(3):
Total expenses	1.70	%(4)(7)	1.79	%(4)	1.92	%(4)	1.72	%(4)	1.77	%(4)	1.80%
Net investment loss	(0.73	)%(4)(7)	(0.73	)%(4)	(1.09	)%(4)	(0.90	)%(4)	(0.61	)%(4)	(0.88)%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$25,842		$18,090		$15,339		$17,085		$29,267		$26,462
Portfolio turnover rate	26	%(6)	46%		27%		59%		72%		59%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$31.32		$25.13		$24.53		$36.94		$27.66		$25.75

Income (loss) from investment operations:
Net investment income (loss)(1)	0.05		0.07		0.00	(2)	0.03		0.12		(0.01)
Net realized and unrealized gain (loss)	6.47		6.12		1.93		(9.77)		9.16		1.92

Total income (loss) from investment operations	6.52		6.19		1.93		(9.74)		9.28		1.91

Less distributions from net realized gain	—		—		(1.33)		(2.67)		—		—

Net asset value, end of period	$37.84		$31.32		$25.13		$24.53		$36.94		$27.66

Total Return(3)	20.82	%(7)	24.63%		11.27%		(28.39)%		33.55%		7.42%
Ratios to Average Net Assets(4):
Total expenses	0.70	%(5)(8)	0.79	%(5)	0.92	%(5)	0.75	%(5)	0.77	%(5)	0.80%
Net investment income (loss)	0.27	%(5)(8)	0.27	%(5)	(0.09	)%(5)	0.07	%(5)	0.39	%(5)	0.12%
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$4,021		$2,589		$1,795		$10,158		$23,024		$21,702
Portfolio turnover rate	26	%(7)	46%		27%		59%		72%		59%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid Cap Growth Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Mid Cap Growth Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Mid Cap Growth Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 6 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a

Morgan Stanley Mid Cap Growth Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.	What if an affiliated company becomes a nonaffiliated third party?
If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

Morgan Stanley Mid Cap Growth Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice To Residents Of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Sara Furber
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121-9886

Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2011 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Mid Cap Growth Fund

Semiannual
Report

March 31, 2011

DGRSAN
IU11-01048P-Y03/11

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Growth Fund
/s/ Sara Furber
Sara Furber
Principal Executive Officer May 24, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer May 24, 2011

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